Sentinel Low Duration Bond Fund
Sentinel Low Duration Bond Fund
Investment Objective
The Fund seeks high current income and limited fluctuations in principal value.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $1,000,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled “Share Classes” on page 90 of the Fund’s prospectus and “How to Purchase Shares and Reduce Sales Charges” on page 54 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Low Duration Bond Fund	Class A		Class S	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%		none	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none
[1]	You pay a deferred sales charge of 0.50% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Low Duration Bond Fund		Class A	Class S		Class I
Management Fee		0.45%	0.45%		0.45%
Distribution and/or Service (12b-1) Fees		0.25%	0.50%	[1]	none
Other Expenses		0.21%	0.09%		0.27%	[2]
Total Annual Fund Operating Expenses	[3]	0.91%	1.04%		0.72%
[1]	12b-1 fees have been restated to reflect a reduction in the maximum fee from 0.75% to 0.50% for Class S shares effective January 31, 2014. Because of this restatement, the Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report.
[2]	Other Expenses for the Class I share class are based on estimated amounts for the current fiscal year.
[3]	Total Annual Fund Operating Expenses for the Class A and Class S share classes have been restated to reflect current fees. Because of this restatement, the Total Annual Fund Operating Expenses for these share classes do not correlate to the ratio of expenses to average net assets in the Fund's most recent annual report.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Low Duration Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	192	387	599	1,208
Class S	106	331	574	1,271
Class I	74	230	401	894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 16% of the average value of its portfolio. The Fund changed its investment strategies effective January 31, 2014, and is expected to have an increased portfolio turnover rate for the fiscal year ending November 30, 2014.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in fixed income instruments and related derivatives. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of fixed income instruments of varying maturities, and related derivatives. Related derivatives include exchange-traded futures on U.S. Treasury notes and bonds and equity indexes, and options on these futures, and other derivatives intended to hedge interest rate risk and credit risk, such as interest rate caps and floors, swaps and options on swaps. Under normal market conditions, the Fund expects to invest at least 50% of its total assets in investment grade debt securities, such as:

• Corporate debt securities issued by U.S. companies;

• Corporate debt securities issued by non-U.S. (including emerging markets) companies that are denominated in U.S. dollars;

• Mortgage-backed and other asset-backed securities;

• Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

• Inflation-linked investments.

Under normal market conditions, the Fund expects to invest no more than 50% of its total assets in any one or combination of the following types of fixed income securities and other instruments:

• Below investment-grade debt securities (sometimes called “junk bonds”);

• Debt securities of non-U.S. (including emerging markets) issuers that are denominated in foreign currencies;

• Senior bank loans, including participations; and

• Convertible securities, including convertible bonds and preferred stocks.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio.

Under normal market conditions, the Fund expects to maintain its average duration range between zero and three years. Duration is a mathematical concept that measures a portfolio’s sensitivity to interest rate changes. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates. The shorter a portfolio’s duration, the less sensitive it is to changes in interest rates. For example, the price of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point and a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point.

The Fund may use derivative instruments in order to hedge various risks and manage the average duration of the Fund’s portfolio. Currently, it expects to invest principally in futures, options, swaps and options on swaps. The Fund may use derivative instruments for other investment purposes, such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

The Fund utilizes an active trading approach, which is expected to result in portfolio turnover greater than 100%.

Sentinel may sell a security if it no longer meets the Fund’s investment criteria, or for a variety of other reasons, such as to secure gains, limit losses, maintain its duration, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others.

Principal Investment Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following is a summary description of the principal risks of investing in the Fund:

•                  Bank Loan Risk. The market for bank loans may not be highly liquid and, in some cases, the Fund may have to dispose of such securities at a substantial discount from face value. These investments expose the Fund to the credit risk of the underlying corporate borrower.

•                  Derivatives Risk. Derivative investments involve counterparty risk (the risk that the counterparty of the derivative transaction or clearing member used by the Fund to hold a cleared derivatives contract will be unable or unwilling to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund.

•                  Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.

•                  General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. Bonds with longer durations are generally more sensitive to interest rate changes than those with shorter durations. As of the date of this Prospectus, interest rates in the United States are at or near historic lows. If interest rates rise quickly, it may have a pronounced negative effect on the prices on the bonds held by the Fund. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change.  Fixed-income securities may be difficult to purchase and sell in adverse market conditions. In addition, corporate bonds may be downgraded or default. During periods of declining interest rates or for other reasons, bonds may be “called”, or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

•                  General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political and/or social instability in a particular foreign country or region. The Fund is not required to hedge against changes in foreign currency exchange rates.

•                  Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA and FHLMC, are not backed by the full faith and credit of the U.S. government.

•                  High Portfolio Turnover Risk. An active trading approach increases the Fund’s costs and may reduce the Fund’s performance. It may also increase the amount of capital gains tax that you have to pay on the Fund’s returns.

•                  Inflation-Linked Investments Risk. Unlike traditional fixed income securities, the principal and interest payments of inflation-linked securities issued by the U.S. Department of Treasury are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates.

•                  Lower-Quality Bonds Risk. Bonds with lower credit ratings, sometimes called “junk bonds”, are more speculative and likely to default than higher-quality bonds. Lower-rated bonds also tend to fluctuate more widely in value.

•                  Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in “pools” of mortgages and are subject to certain additional risks. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

•                  Municipal Securities Risk. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund’s performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.sentinelinvestments.com.

Class A returns prior to June 1, 2006, have not been adjusted to reflect the decrease in the maximum 12b-1 fee from 0.35% to 0.25%. If they had, those returns would be higher. The Class A returns shown are based on the 1% maximum sales charge and are not adjusted to reflect a maximum sales charge of 3% in effect from June 1, 2006 to December 31, 2008. If they were, the returns would be lower. The Class S share returns prior to March 4, 2005 (the inception date for the Class S shares) are based on the returns of the Class A shares adjusted to reflect that Class S shares do not charge a front-end sales charge and adjusted for Class S’s higher expenses. Performance of the Class I shares is based on the Fund’s Class A share performance, restated to reflect that Class I shares are offered without a sales charge. Effective January 31, 2014, the Fund changed its investment strategies from investing primarily in U.S. government securities to investing in a variety of fixed income instruments. The performance information provided below relates to the Fund’s investment strategies that were in effect prior to January 31, 2014.

Inception: 1995

Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 2.11 (quarter ended September 30, 2006) and the lowest return for a quarter was -0.73 (quarter ended September 30, 2013).

Average Annual Total Return (%) For the periods ended December 31, 2013
Average Annual Returns Sentinel Low Duration Bond Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A		(2.05%)	1.46%	2.52%
Class S		(1.30%)	1.30%	2.22%
Class I		(1.07%)	1.66%	2.63%
After Taxes on Distributions Class A		(2.73%)	0.61%	1.29%
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	(1.16%)	0.82%	1.49%
Barclays 1-3 Year US Government/Credit Index (Reflects no deduction for fees, expenses or taxes)	[2]	0.64%	2.02%	2.91%
Barclays 1-3 Year US Govt Bond Index (Reflects no deduction for fees, expenses or taxes)		0.37%	1.25%	2.67%
Barclays US Mortgage Backed Securities Index (Reflects no deduction for fees, expenses or taxes)		(1.41%)	3.69%	4.61%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.
[2]	Effective January 31, 2014, the Fund replaced its primary benchmark index (Barclays 1-3 Year US Government Bond Index) and secondary benchmark index (Barclays US Mortgage Backed Securities Index) with one index (Barclays 1-3 Year US Government/Credit Index) because the Fund believes this one index, which includes more of the asset classes in which the Fund may invest, is a more appropriate measure of the Fund's investment strategies.

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.